Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
The Company has evaluated events subsequent to December 31, 2011, to assess the need for potential recognition or disclosure in herein. Such events were evaluated through the date these financial statements were issued. Based upon this evaluation, it was determined that no subsequent events occurred that require recognition in the consolidated financial statements and that the following items represent subsequent events that merit disclosure herein:
Dividend Declaration. On January 13, 2012, the Company announced that its Board of Directors approved the declaration of a quarterly cash dividend of $0.25 per common share, or $4.9 (including dividend equivalents), which was paid on February 15, 2012 to stockholders of record at the close of business on January 24, 2012.
Quarterly cash dividend exceeding $0.24 per share has certain impacts on the conversion rate on our Notes, the exercise price of the Call Options and Warrants. See Note 3 for additional detail.